Property and Equipment, Net (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Property and Equipment, Net [Abstract]
Depreciation	$ 412,028	$ 447,443	$ 483,216